SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF INFORMATION RELATED TO OPERATIONS OF REPORTABLE OPERATING SEGMENTS

The following table presents information about the Company’s reportable segments for the year ended March 31, 2025 and 2024:

	Three months ended
	March 31
	2025	2024

Revenue from pathogen prevention and prolong shelf life	66	44
Cost related to pathogen prevention and prolong shelf life	(270)	(235)
Operating loss from Pathogen prevention and prolong shelf life	(204)	(191)

Revenue from renewable energy projects	-	-
Cost related to renewable energy projects	(71)	-
Operating loss from Renewable energy projects	(71)	-

Research and development expenses	-	(103)
Professional services	(238)	(302)
Share base compensation	(41)	(140)
Depreciation	(3)	(5)
Interest of loans	(77)	-
Other general and administrative expenses	(62)	(158)
Total Operating loss	(421)	(708)

Financing (expenses) income, net	(736)	5
Other loss	-	(12)
Changes in fair value of investments measured under the fair value option	175	84
Net loss	(1,257)	(822)

Operating loss related to the Company’s reportable segments and the reconciliation of the total net loss attributable to common stockholders is as follows:

	Year ended December 31
	2024	2023

Revenue from Pathogen prevention and prolong shelf life	210	263
Cost related to Pathogen prevention and prolong shelf life	(896)	(1,361)
Operating loss from Pathogen prevention and prolong shelf life	(686)	(1,098)

Revenue from N2O emissions Global warming solutions	-	-
Cost related to N2O emissions Global warming solutions	(350)	(1,788)
Operating loss from N2O emissions Global warming solutions	(350)	(1,788)

Professional services	(2,009)	(1,831)
Share base compensation	(1,055)	(2,444)
Depreciation	(18)	(21)
Other general and administrative expenses	(202)	(396)
Total Operating loss	(3,284)	(4,692)

Financing (expenses) income, net	(155)	47
Other income	428	985
Changes in fair value of investments measured under the fair value option	(1,300)	(714)
Net loss	(5,347)	(7,260)

SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION	Sales are attributed to geographic distribution based on the location of the customer.
	Year ended December 31
	2024	2023

United States	171	142
Mexico	-	110
Israel	31	10
Peru	8	-
Turkey	-	1
	210	263

SCHEDULE OF SALES TO CUSTOMERS
	Year ended December 31
	2024	2023

Customer A	171	143
Customer B	-	110
Customer C	31	-
	202	253

SCHEDULE OF INFORMATION ON LONG LIVED ASSETS	The following table presents the locations of the Company’s long-lived assets as of December 31, 2024 and 2023:
	Year ended December 31
	2024	2023

Israel	43	102
United States	13	21
	56	123